Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 238,211	$ 185,592
Less-accumulated depreciation and amortization	(126,805)	(102,034)
Total property and equipment-net	111,406	83,558
Leasehold improvements [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	155,338	118,898
Computer software [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	33,459	27,194
Furniture, fixtures and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	27,076	16,166
Machinery and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	8,866	4,823
Land [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	2,388	2,388
Building [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	2,205	2,205
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	8,879	13,918
Less-accumulated depreciation and amortization	$ (6,800)	$ (8,500)